UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

 (Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Prasad Growth Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 48.73%

Advertising Agencies - 2.10%
1,000	Visionchina Media, Inc. *	$ 15,870

Business Service (Advertising) - 2.20%
600	Focus Media Holding Ltd. *	16,632

Business Service (Miscellaneous) - 3.02%
1,000	China Finance Online Co. Ltd. *	15,270
200	Intercontinentalexchange, Inc. *	22,800
		38,070
Chemicals (Fertilizers) - 5.90%
150	Mosaic Co.	21,705
100	Potash Corp. of Saskatchewan, Inc.	22,857
		44,562
Electronic (Components) - 2.04%
650	Fushi Copperweld, Inc. *	15,425

Electronic (Miscellaneous Products) - 2.07%
1,100	Harbin Electric, Inc. *	15,631

Electronic (Semiconductor Manufacturing) - 2.51%
500	LDK Solar Co. *	18,940

Energy (Other Sources) - 6.80%
1,000	JA Solar Holdings Co. Ltd. (China) *	16,850
200	Yanzhou Coal Mining Co. Ltd. *	18,602
1,000	Yingli Green Energy Holding Co. Ltd. *	15,920
		51,372
Food (Agricultural) - 2.18%
1,100	Agfeed Industries, Inc. *	16,467

Internet (Service Provider) - 4.85%
1,300	Gigamedia Ltd. *	15,509
300	Sohu.com, Inc. *	21,132
		36,641
Leisure (Services) - 3.03%
500	Ctrip Com International Ltd.	22,890

Real Estate Management - 2.26%
1,500	E-House (China) Holdings Ltd. *	17,040

Transportation (Ship) - 5.25%
250	Dryships, Inc.	20,045
500	Excel Maritime Carriers Ltd.	19,625
		39,670

TOTAL FOR COMMON STOCKS (Cost $319,077) - 48.73%		$ 349,210

EXCHANGE TRADED FUNDS - 4.59%
330	Ultrashort Real Estate Proshares	$ 34,650

TOTAL FOR EXCHANGE TRADE FUNDS (Cost $31,591) - 4.59%		$ 34,650

CALL OPTIONS - 2.50%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call/Put		Value
	Baidu.com, Inc.
100	September 2008 Call @ 330.00	$ 4,380

	Barrick Gold Corp.
1,000	October 2008 Call @ 42.50	6,300

	Lehman Brothers Holdings, Inc.
1,000	October 2008 Put @ 27.00	8,200

	Total (Premiums Paid $15,503) - 2.50%	$ 18,880

SHORT TERM INVESTMENTS - 88.26%
112,866	Fidelity Governmental Fund 57, 2.28% ** (Cost $112,866)	$ 112,866
139,330	First American Government Obligation Fund Class Y 1.93% (Cost $139,330)	139,330
290,711	First American Treasury Obligation Class Y 1.67% (Cost $290,711)	290,711
123,744	Short Term Investments Trust 1.96% (Cost $123,744)	123,744
	Total Short Term Investments (Cost $666,651)	666,651

TOTAL INVESTMENTS (Cost $1,032,822) - 144.08%		$ 1,069,391

OTHER ASSETS LESS LIABILITIES - 44.08%		(314,046)

NET ASSETS - 100.00%		$ 755,345

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $1,032,822 amounted to $4,977 which consisted of aggregate gross unrealized appreciation of
$11,734 and aggregate gross unrealized depreciation of $3,756.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 349,210	$ -
Level 2 - Other significant observable inputs		720,181	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,069,391	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 19, 2008

* Print the name and title of each signing officer under his or her signature.